Share Based Compensation - Schedule of Stock Based Compensation (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Employee Grant Shares [Member]
Schedule of Stock Based Compensation [Line Items]
Number of shares, Beginning balance
Weighted average exercise price, Beginning balance | $ / shares
Weighted average grant date FV, Beginning balance | $
Number of shares, Granted	205,250
Weighted average exercise price, Granted | $ / shares	$ 0.000477	[1]
Weighted average grant date FV, Granted | $	$ 0.76
Number of shares, Cancelled/forfeited
Weighted average exercise price, Cancelled/forfeited | $ / shares
Weighted average grant date FV, Cancelled/forfeited | $
Number of shares, Vested	205,250
Weighted average exercise price, Vested | $ / shares	$ 0.000477	[1]
Weighted average grant date FV, Vested | $	$ 0.76
Number of shares, Ending balance
Weighted average exercise price, Ending balance | $ / shares
Weighted average grant date FV, Ending balance | $
2023 Share Incentive Plan [Member]
Schedule of Stock Based Compensation [Line Items]
Number of shares, Beginning balance
Weighted average exercise price, Beginning balance | $ / shares
Weighted average grant date FV, Beginning balance | $
Number of shares, Granted of December 5, 2024	2,400,000
Weighted average exercise price, Granted of December 5, 2024 | $ / shares	$ 0.000003	[2]
Weighted average grant date FV, Granted of December 5, 2024 | $	$ 1.84
Number of shares, Granted	900,000
Weighted average exercise price, Granted | $ / shares	$ 0.000003	[2]
Weighted average grant date FV, Granted | $	$ 1.84
Number of shares, Cancelled/forfeited
Weighted average exercise price, Cancelled/forfeited | $ / shares
Weighted average grant date FV, Cancelled/forfeited | $
Number of shares, Vested	3,300,000
Weighted average exercise price, Vested | $ / shares	$ 0.000003	[2]
Weighted average grant date FV, Vested | $	$ 1.84
Number of shares, Ending balance
Weighted average exercise price, Ending balance | $ / shares
Weighted average grant date FV, Ending balance | $

[1]	The weighted average exercise price of USD 0.000477 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
[2]	The weighted average exercise price of USD 0.000003 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.